Capital Group California Core Municipal Fund
Investment portfolio
July 31, 2023
unaudited
Bonds, notes & other debt instruments 90.54% California 90.18%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2024	USD600	$609
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2025	500	508
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2027	630	659
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2029	1,000	826
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 8/1/2035 (preref. 2/15/2025)	2,300	1,401
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 8/1/2036 (preref. 2/15/2025)	2,800	1,631
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 11/15/2023	500	500
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2023	370	370
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2024	395	402
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2025	510	519
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2031	2,040	2,117
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 5.23% 4/1/2036 (put 4/1/2027)[1]	1,000	1,004
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 5.08% 4/1/2045 (put 4/1/2024)[1]	4,275	4,278
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 4.28% 4/1/2056 (put 4/1/2027)[1]	1,895	1,842
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 4/1/2024	1,275	1,290
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026	500	530
Burbank Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2002-C, National insured, 0% 7/1/2027	1,500	1,325
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2026	600	627
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 11/1/2024	500	513
Trustees of the California State University, Systemwide Rev. Bonds, Series 2023-B, 5.00% 11/1/2026	920	984
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 11/1/2028	2,705	2,869
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	1,980	1,760
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 11/1/2051 (put 11/1/2023)	2,500	2,499
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2023	225	225
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 8/1/2024	260	264
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 8/1/2025	620	629
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 8/1/2027	830	732
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	1,580	1,622
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	465	463
Capital Group California Core Municipal Fund — Page 1 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	USD480	$479
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	500	500
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2030	520	518
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	540	537
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 9/1/2025	665	677
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2024	465	470
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2026	780	806
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2027	430	450
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2028	355	377
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2029	225	242
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2030	60	65
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2030	1,000	787
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	8,975	8,928
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)	6,670	6,655
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	9,720	10,202
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	3,945	4,118
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	5,000	5,277
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 7/1/2026 (preref. 7/1/2024)	1,290	1,312
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 8/1/2029 (preref. 8/1/2025)	1,000	1,039
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2033	1,000	677
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 9/1/2036	2,010	2,069
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034	750	720
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2026	400	402
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2027	880	926
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2028	925	987
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2029	675	730
Desert Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032 (preref. 2/1/2026)	1,885	1,989
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 9/1/2023	205	205
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 9/1/2025	265	257
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 6/1/2027	3,550	3,688
East Side Union High School Dist., G.O. Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030	570	659
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 7/1/2028	535	522
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2029	1,210	1,305
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2028	1,375	1,506
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2026	530	540
Capital Group California Core Municipal Fund — Page 2 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2027	USD500	$509
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030	1,000	1,016
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 9/1/2024	855	856
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2025	580	597
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2029	570	603
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 6/1/2024	1,000	1,013
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 10/1/2026	1,000	902
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2023	535	535
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	100	100
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	120	120
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027	625	628
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029	390	393
G.O. Bonds, Series 2021, 4.00% 10/1/2026	1,000	1,035
G.O. Bonds, Series 2021, 5.00% 10/1/2029	2,000	2,271
G.O. Bonds, Series 2018, 5.00% 10/1/2030	1,000	1,117
G.O. Bonds, Series 2021, 5.00% 12/1/2031	85	90
G.O. Bonds, Series 2022, 5.00% 4/1/2032	3,030	3,598
G.O. Bonds, Series 2021, 5.00% 12/1/2032	70	74
G.O. Bonds, Series 2022, 5.00% 4/1/2033	1,250	1,483
G.O. Bonds, Series 2023, 5.00% 10/1/2034	2,920	3,494
G.O. Bonds, Series 2021, 5.00% 12/1/2034	70	74
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2027	745	803
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2028	685	755
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2029	6,000	6,569
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2029	6,500	7,392
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2030	1,335	1,452
G.O. Rev. Ref. Bonds, Series 2018-C, 5.00% 8/1/2030	3,535	3,936
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2030	3,500	4,046
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2030	520	604
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2031	3,000	3,513
G.O. Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	2,205	2,275
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 3/1/2032	4,000	4,593
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 8/1/2032	2,000	2,398
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 12/1/2024	425	434
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2024 (escrowed to maturity)	2,000	1,949
Greenfield Elementary School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 8/1/2029	1,270	1,026
City of Grossmont, Healthcare Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, AMBAC insured, 0% 7/15/2032	1,500	1,114
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/1/2024	250	254
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 3/1/2024	1,105	1,106
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 8/15/2023	650	650
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2025	1,000	1,024
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 8/15/2025	400	407
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, 5.00% 6/1/2030	1,900	2,062
Capital Group California Core Municipal Fund — Page 3 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)	USD3,135	$3,310
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 8/15/2054 (put 8/15/2025)	1,000	997
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2024	3,000	3,072
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2026 (preref. 11/15/2025)	300	314
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2026	2,300	2,449
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2013-A, 5.00% 8/15/2052 (preref. 8/15/2023)	1,665	1,666
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 3/1/2025	1,270	1,276
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2026	830	873
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2023	135	136
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2024	1,000	1,023
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2026	1,750	1,864
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2032	4,575	4,987
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2026	600	613
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 8/1/2023	885	885
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	1,228	1,112
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2025	100	103
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2026	125	131
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2027	110	117
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2028	375	403
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2029	140	151
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2030	340	366
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2020-A-1, 4.00% 4/1/2030	825	897
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2030	3,855	4,318
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2031	500	536
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2027	650	694
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2033	1,200	1,439
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2034	2,120	2,536
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2024	725	726
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2024	1,250	1,271
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 9/2/2023	850	850
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2023	200	200
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2024	210	213
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2025	250	258
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 9/2/2025	500	505
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 9/2/2028	500	519
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 9/2/2030	1,265	1,340
Capital Group California Core Municipal Fund — Page 4 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2027	USD140	$148
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2028	345	369
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2030	210	225
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2023	500	501
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2029	710	724
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 9/1/2023	750	751
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2027	1,615	1,675
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2029	335	353
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2031	375	400
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 8/1/2029	1,600	1,672
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, Assured Guaranty Municipal insured, 0% 8/1/2026	1,010	912
Lakeside Union School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2029	1,785	1,907
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 9/1/2024	260	265
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 6/1/2027	3,865	3,432
Los Altos School Dist., G.O. Bonds, 2014 Election, Capital Appreciation Bonds, Series 2019-A, 4.00% 8/1/2029	1,000	1,054
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2023	690	691
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 5/15/2031	420	495
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 5/15/2039	1,130	1,236
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2024	535	544
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 7/1/2025	1,875	1,944
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2025	500	519
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2029	2,000	2,276
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030	775	900
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	870	1,044
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2033	685	761
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033	1,500	1,770
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	1,345	1,614
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2028	650	725
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2023-A, 5.00% 2/1/2025	990	1,019
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2027	100	105
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2031	225	242
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2032	175	189
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2033	170	183
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)	3,350	3,225
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2/1/2025 (put 2/1/2024)	1,295	1,266
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (West LA VA - Building 156 & 157 Apartments), Series 2023-C, 3.75% 12/1/2046 (put 12/1/2026)	1,360	1,361
Capital Group California Core Municipal Fund — Page 5 of 24

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 6/1/2036	USD3,450	$3,680
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 7/1/2034	1,000	1,179
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2023-A, 5.00% 7/1/2034	1,075	1,310
County of Los Angeles, Public Works Fncg. Auth., Lease Rev. Bonds, Series 2016-D, 5.00% 12/1/2027	1,500	1,575
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2016-I, 4.00% 8/1/2033	1,500	1,553
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2018-B-1, BAM insured, 5.00% 7/1/2036	1,000	1,084
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2032	1,395	1,519
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 3.00% 1/1/2034	4,780	4,570
Los Rios Community College Dist., G.O. Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2033	1,750	1,711
Los Rios Community College Dist., G.O. Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2034	2,750	2,635
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, Assured Guaranty Municipal insured, 0% 8/1/2029	585	478
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 9/1/2024	3,800	3,637
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, National insured, 0% 8/1/2027	560	490
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	275	275
City of Merced Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028	250	262
Merced Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-C, 0% 8/1/2033	615	429
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027	550	598
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2033	500	601
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2034	500	599
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2031	900	1,056
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2034	700	844
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2028	1,545	1,588
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2030	425	448
Mountain View - Los Altos Union School Dist., G.O. Bonds, 2018 Election, Series 2022-C, 4.00% 8/1/2031	2,465	2,705
Mountain View School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2023	1,290	1,290
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023, 5.00% 6/1/2031	1,000	1,170
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/1/2028	125	133
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 6/1/2026	125	123
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 12/1/2024 (put 12/1/2023)	2,935	2,893
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (HumanGood California Obligated Group), Series 2019-A, 4.00% 10/1/2030	2,510	2,527
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 10/1/2033	250	252
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2026	300	310
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2/1/2027	800	836
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2/1/2028	750	791
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2/1/2029	825	882
Capital Group California Core Municipal Fund — Page 6 of 24

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 11/15/2024 (escrowed to maturity)	USD300	$307
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2026	335	344
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2025	500	520
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	1,600	1,610
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	1,135	1,143
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2031	500	503
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	1,000	1,002
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2019, BAM insured, 5.00% 5/15/2027	530	561
Murrieta Valley Unified School Dist., G.O. Bonds, 2014 Election, Series 2020, 4.00% 9/1/2023	335	335
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2023	2,530	2,532
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	525	545
Napa Valley Community College Dist., G.O. Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2018, 4.00% 8/1/2033[2]	2,190	2,240
Napa Valley Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-C, Assured Guaranty Municipal insured, 4.00% 8/1/2034	1,030	1,056
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2030	5,075	3,985
Newport-Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2007, National insured, 0% 8/1/2031	1,000	781
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 7/1/2049 (put 7/1/2024)	5,250	5,263
Oak Park Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2009-B, Assured Guaranty Municipal insured, 0% 8/1/2029	605	491
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 8/1/2026	1,325	1,399
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 8/1/2028	1,000	1,081
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2034	2,000	2,068
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2024	1,310	1,332
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2025	3,000	3,104
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 8/1/2026	1,125	1,168
County of Orange, Airport Governmental Rev. Ref. Bonds, Series 2019-B, 5.00% 7/1/2025 (escrowed to maturity)	1,065	1,103
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2025 (escrowed to maturity)	1,000	1,036
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2026	570	590
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 4.00% 8/15/2024	130	130
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2031	1,025	1,103
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2032	1,000	1,081
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2033	500	540
County of Orange, Transportation Auth., Bond Anticipation Notes (I-405 Improvement Project), Series 2021, 5.00% 10/15/2024 (escrowed to maturity)	2,000	2,046
County of Orange, Water Dist. Rev. Certs. of Part. (Interim Obligations), Series 2019-A, 2.00% 8/15/2023	425	425
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 6/1/2024	250	253
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 6/1/2024	450	456
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2026	630	660
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 9/1/2025	3,000	2,792
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2026	250	264
Capital Group California Core Municipal Fund — Page 7 of 24

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2027	USD200	$215
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2028	285	312
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2029	400	446
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2024	1,000	1,011
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2032	2,675	2,727
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2028	185	196
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2029	200	213
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2030	215	228
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2031	350	371
Pleasant Valley School Dist., G.O. Bonds, 8/1/2029 Election, Series A, 5.00% 8/1/2029 (preref. 8/1/2026)	645	688
Pollution Control Fncg. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.60% 8/1/2040 (put 9/1/2023)	3,320	3,311
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2023	885	886
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 9/1/2023	730	731
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2029	1,000	1,066
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2023	500	501
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2028	250	274
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2030	250	283
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2033	330	381
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2034	350	403
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2028	450	468
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2029	500	525
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2031	520	555
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 4/1/2028	400	427
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2029	2,290	2,610
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2030	3,300	3,811
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2031	2,085	2,465
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2032	1,000	1,186
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2026	600	612
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2028	300	306
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 6/1/2024	15	15
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 8/1/2026	600	600
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 8/1/2027	750	750
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 9/1/2025	200	204
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2032	240	255
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty Municipal insured, 5.00% 9/1/2028	500	550
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty Municipal insured, 5.00% 9/1/2029	500	561
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2023	1,075	1,078
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 9/1/2023	500	501
Riverside Community College Dist., G.O. Bonds, 2004 Election, Series 2019-F, 3.00% 8/1/2034	580	569
Riverside Community Properties Dev., Inc., Lease Rev. Bonds (Riverside County Law Building Project), Series 2013, 6.00% 10/15/2038 (preref. 10/15/2023)	2,585	2,599
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2025	350	361
Capital Group California Core Municipal Fund — Page 8 of 24

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2026	USD400	$413
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 8/1/2029	850	884
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024	1,000	1,011
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2032	2,000	2,052
Roseville Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-C, Assured Guaranty Municipal insured, 0% 8/1/2025	700	656
Rowland Unified School Dist., G.O. Bonds, 2006 Election, Capital Appreciation Bonds, Series 2009-B, 0% 8/1/2034	2,420	1,655
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 7/1/2024	270	275
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2023-D, 5.00% 8/15/2049 (put 7/13/2023)	3,150	3,570
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2027	1,015	1,101
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2030	200	220
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2027	585	606
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 8/1/2027	555	597
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2028	610	638
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2029	635	670
Sacramento Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-A, BAM insured, 5.00% 8/1/2023	5,680	5,680
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 7/1/2030	1,000	1,014
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2030	1,050	1,214
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	635	656
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	875	906
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	430	448
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2030	200	233
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2031	150	174
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 8/1/2029	500	570
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2026	255	254
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2030	500	574
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2031	625	726
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027	400	434
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2028	320	355
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2029	585	663
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2028	1,000	1,109
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2029	1,000	1,133
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2031	1,405	1,622
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2029	320	360
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 4/1/2028	850	941
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2028	250	278
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2029	500	568
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2031	3,000	3,096
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Capital Appreciation Bonds, Series 2012-E, 0% 7/1/2034	3,000	2,103
Capital Group California Core Municipal Fund — Page 9 of 24

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 7/1/2026	USD1,000	$1,040
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 7/1/2027	3,000	3,123
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2016-R-5, 5.00% 7/1/2029	1,500	1,603
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 5.00% 5/1/2027	4,000	4,333
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	4,855	5,129
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 5.00% 8/1/2027	1,500	1,636
City of San Francisco, Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 7/1/2027	475	495
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2029	1,000	1,057
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2034	975	1,023
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2023	40	40
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2024	65	66
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2025	90	92
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2026	155	159
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 1/15/2025	285	271
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 3/1/2029	500	563
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 3/1/2030	250	287
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 3/1/2032	1,250	1,459
City of San Jose, G.O. Bonds (Disaster Preparedness, Public Safety and Infrastructure), Series 2021-A, 5.00% 9/1/2030	2,250	2,614
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 8/1/2025	795	743
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2023	375	375
San Juan Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-N, 4.00% 8/1/2031	1,700	1,753
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 8/1/2024	1,000	1,019
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2024	530	536
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2025	375	380
Santa Monica-Malibu Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	1,785	1,749
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 8/1/2025	405	413
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 8/1/2024	1,235	1,247
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 8/1/2025	345	352
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 8/1/2027	500	524
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 8/1/2029	500	532
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, FGIC-National insured, 0% 8/1/2024	1,210	1,168
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2024	500	504
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2025	1,110	1,131
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2027[3]	740	735
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2029[3]	805	801
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2031[3]	875	899
Capital Group California Core Municipal Fund — Page 10 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 7/1/2024[3]	USD161	$161
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2024[3]	585	589
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 7/1/2025[3]	745	736
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2026[3]	505	520
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2027[3]	600	625
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2024[3]	130	131
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2024[3]	100	101
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2025[3]	150	152
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2025[3]	105	106
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2026[3]	315	324
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2026[3]	110	113
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2027[3]	220	229
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2027[3]	100	104
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2028[3]	100	105
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2029[3]	200	213
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2030[3]	200	215
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2023	150	150
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2024	145	142
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2025	365	353
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2026	150	144
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 10/1/2023	500	501
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 3/1/2024	4,065	4,060
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 3/1/2026	5,040	4,578
Solano Community College Dist., G.O. Bonds, 2012 Election, Series 2013-A, 4.375% 8/1/2047 (preref. 8/1/2023)	595	595
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2031	2,885	3,351
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2032	500	589
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2026	200	212
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2027	400	434
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 8/1/2025	500	518
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Noble Creek Apartments), Series 2022-J, 3.50% 8/1/2025 (put 8/1/2024)	6,887	6,848
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Verde), Series 2022-K-1, 3.50% 2/1/2026 (put 2/1/2024)	2,025	2,013
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Verde), Series 2022-L-1, 3.50% 3/1/2026 (put 3/1/2024)	1,750	1,738
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 3/1/2025	750	765
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 3/1/2028	2,085	2,162
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2034	975	1,028
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2023	1,110	1,111
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 11/1/2043 (preref. 11/1/2024)	5,000	5,114
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 11/1/2026	575	612
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 7/1/2026 (preref. 7/1/2024)	200	203
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2026	275	289
Capital Group California Core Municipal Fund — Page 11 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2027	USD425	$454
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 8/15/2028	860	951
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2029	1,915	2,095
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2031	3,000	3,363
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2032	3,500	3,912
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,250	1,296
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-C, BAM insured, 5.00% 8/1/2030	2,145	2,395
Stockton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033	2,500	1,761
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 8/1/2026	515	524
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 8/1/2025	1,715	1,743
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2025	1,000	1,031
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 5.00% 6/1/2027	1,550	1,659
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 8/1/2030	545	565
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2027	600	633
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2028	700	750
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2029	660	716
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2030	300	327
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 1/1/2031	1,600	1,837
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2024	860	873
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 8/1/2024	400	407
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 8/1/2023	1,500	1,500
Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 10/1/2023	375	376
Regents of the University of California, General Rev. Bonds, Series 2023-BM, 5.00% 5/15/2031	750	888
Regents of the University of California, General Rev. Bonds, Series 2023-BM, 5.00% 5/15/2032	3,000	3,614
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2031	1,150	1,358
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 8/1/2023	600	600
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	590	624
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	1,870	1,853
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	4,035	4,012
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	5,870	5,693
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	2,705	2,900
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 12/1/2047	795	789
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048	2,895	2,878
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049	1,730	1,720
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050	4,070	3,954
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052	1,895	2,119
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 12/1/2045	315	313
Capital Group California Core Municipal Fund — Page 12 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2024	USD730	$735
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2026	270	279
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 9/1/2025	400	405
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AV, 4.00% 12/1/2033	3,260	3,372
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 8/1/2030	1,575	1,817
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 8/1/2031	745	875
West Contra Costa Unified School Dist., G.O. Bonds, 2010 Election, Series 2020-F, Assured Guaranty Municipal insured, 4.00% 8/1/2028	600	634
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 8/1/2030	900	961
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2026	2,425	2,188
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031	2,585	1,956
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 8/1/2027	3,000	3,361
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 8/1/2023	1,000	1,000
Westside Union School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 8/1/2027	800	699
Whittier City School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2030	825	851
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032	1,000	708
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2029	215	222
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2030	235	241
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2031	260	267
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 8/1/2031	500	383
		572,950
Missouri 0.01%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	50	50
Texas 0.08%
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 7/1/2024	500	506
United States 0.27%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	1,885	1,719
Total bonds, notes & other debt instruments (cost: $593,817,000)		575,225
Capital Group California Core Municipal Fund — Page 13 of 24

unaudited
Short-term securities 8.09% Municipals 8.09%	Principal amount (000)	Value (000)
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 3.25% 11/1/2035[1]	USD1,600	$1,600
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 3.25% 11/1/2035[1]	6,100	6,100
City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 3.38% 9/2/2024[1]	1,000	1,000
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 8/1/2023	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 3.30% 7/1/2035[1]	800	800
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 3.30% 7/1/2035[1]	300	300
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 3.35% 7/1/2050[1]	1,000	1,000
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 3.34% 7/1/2049[1]	4,200	4,200
Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 3.20% 3/1/2042[1]	4,000	4,000
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.25% 8/1/2024 (put 8/1/2023)[3,4]	10,000	10,000
County of Riverside, Tax and Rev. Anticipation Notes, Series 2023, 5.00% 6/28/2024	5,000	5,080
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 3.25% 5/15/2024[1]	2,435	2,435
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 3.40% 5/15/2048[1]	7,100	7,100
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 3.50% 5/15/2048[1]	800	800
Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 3.50% 5/15/2048[1]	5,000	5,000
		51,415
Total short-term securities (cost: $51,410,000)		51,415
Total investment securities 98.63% (cost: $645,227,000)		626,640
Other assets less liabilities 1.37%		8,695
Net assets 100.00%		$635,335
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 7/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	193	9/29/2023	USD39,185	$(433)
5 Year U.S. Treasury Note Futures	Long	612	9/29/2023	65,374	(1,007)
10 Year Ultra U.S. Treasury Note Futures	Short	291	9/20/2023	(34,042)	818
					$(622)

[1]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[2]	Step bond; coupon rate may change at a later date.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,859,000, which represented 2.65% of the net assets of the fund.

[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
Capital Group California Core Municipal Fund — Page 14 of 24

unaudited

Key to abbreviations
Agcy. = Agency
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD = U.S. dollars
Capital Group California Core Municipal Fund — Page 15 of 24

Capital Group California Short-Term Municipal Fund
Investment portfolio
July 31, 2023
unaudited
Bonds, notes & other debt instruments 93.85% California 93.85%	Principal amount (000)	Value (000)
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 10/1/2023	USD200	$201
City of Bakersfield, Wastewater Rev. Ref. Bonds, Series 2015-A, 5.00% 9/15/2027	1,000	1,046
Burbank Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2002-C, National insured, 0% 7/1/2027	500	442
Trustees of the California State University, Systemwide Rev. Bonds, Series 2013-A, 5.00% 11/1/2023	400	402
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 5.00% 11/1/2025	860	901
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 11/1/2051 (put 11/1/2023)	650	650
Chino Basin Regional Fin. Auth., Rev. Notes (Inland Empire Utilities Interim Fncg.), Series 2020-B, 4.00% 11/1/2025	500	508
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2023	395	395
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2024	410	408
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2025	430	427
Citrus Community College Dist., G.O. Bonds, 2020 Election, Series 2021-A, 4.00% 8/1/2025	370	377
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006-B, Assured Guaranty Municipal insured, 0% 8/1/2026	1,205	1,097
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	500	497
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	1,000	1,050
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	1,000	1,044
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 6/1/2025	125	129
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 6/1/2027	500	540
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2024	400	399
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2025	410	410
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 6/1/2028	1,000	1,040
East Side Union High School Dist., G.O. Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030	190	220
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 8/1/2025	845	879
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2023	255	255
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2025	275	275
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2024	225	229
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2026	300	319
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2025	425	438
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 9/1/2025	1,000	1,001
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	500	426
Fowler Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 8/1/2024	745	749
G.O. Bonds, Series 2021, 4.00% 10/1/2026	560	580
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2026	725	774
G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 9/1/2028	700	743
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	500	557
Capital Group California Short-Term Municipal Fund — Page 16 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
G.O. Rev. Ref. Bonds, Series 2022, 4.00% 9/1/2029	USD750	$807
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2029	500	567
G.O. Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	1,100	1,135
Glendale Community College Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2020-B, 4.00% 8/1/2023	500	500
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2033 (preref. 6/1/2025)	720	747
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 3/1/2024	410	410
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 8/15/2025 (escrowed to maturity)	400	416
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 10/1/2036 (put 10/1/2024)	110	110
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)	565	597
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2025	400	417
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2026 (preref. 11/15/2025)	275	288
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2046 (preref. 11/15/2025)	250	262
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2024	680	689
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2028	315	324
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2026	700	745
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 8/1/2024	500	503
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 8/1/2025	130	135
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2021-B-2, 3.00% 10/1/2047 (put 10/1/2026)	1,500	1,488
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2030	800	896
City of Irvine Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2029	300	339
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2024	1,000	1,017
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2029	1,000	1,030
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2025	250	256
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2027	285	293
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2028	275	288
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bonds, 2016 Election, Series 2020-C, 4.00% 8/1/2026	645	667
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 8/1/2024	425	430
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2026	195	200
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2027	210	218
Lodi Unified School Dist., G.O. Bonds, Series 2022, 5.00% 8/1/2025	500	520
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2020-B, 5.00% 5/15/2027	685	743
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 5.00% 5/15/2030	250	289
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-B, 5.00% 7/1/2033	700	753
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2026	300	319
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2023-A, 5.00% 2/1/2025	330	340
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2029	150	162
Capital Group California Short-Term Municipal Fund — Page 17 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2030	USD175	$187
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (West LA VA - Building 156 & 157 Apartments), Series 2023-C, 3.75% 12/1/2046 (put 12/1/2026)	350	350
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2026	400	425
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051 (preref. 12/1/2028)	1,000	1,122
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 7/1/2025	750	780
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-B, 5.00% 7/1/2027	750	799
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 7/1/2025	500	510
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	755	773
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 3.00% 7/1/2028	955	970
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2029	440	499
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2023	160	160
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2026	635	671
Monrovia Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2027	1,005	1,048
Mountain View Whisman School Dist., G.O. Bonds, 2012 Election, Series 2016-B, 5.00% 9/1/2025	610	637
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 12/1/2024 (put 12/1/2023)	700	690
Municipal Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Capital Appreciation Bonds, Series 2010, Assured Guaranty Municipal insured, 0% 9/1/2023	260	259
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 5/15/2025	400	409
Napa Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 5.00% 8/1/2024 (preref. 8/1/2023)	250	250
New Haven Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012, Assured Guaranty Municipal insured, 0% 8/1/2023	965	965
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 7/1/2049 (put 7/1/2024)	750	752
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2/1/2026	750	791
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 9/1/2024	990	1,001
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2024	240	242
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2026	440	449
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2015-H, 5.00% 12/1/2026	470	492
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2017-D, 5.00% 9/1/2029	500	545
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 5/1/2027	750	809
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 10/1/2024	330	337
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2029	460	524
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2030	500	577
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 3.00% 9/1/2024	85	84
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2026	105	105
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2028	120	121
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 8/1/2023	940	940
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2028	1,000	1,058
Roseville Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-C, Assured Guaranty Municipal insured, 0% 8/1/2025	510	478
Roseville Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-C, Assured Guaranty Municipal insured, 0% 8/1/2026	870	791
Capital Group California Short-Term Municipal Fund — Page 18 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 9/1/2025	USD1,000	$1,001
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 7/1/2024	40	41
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2018-F, 5.00% 8/15/2026	500	533
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2023	450	450
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 8/1/2024	520	524
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2027	815	884
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	485	496
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2027	255	279
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2022-A, 5.00% 5/15/2027	500	542
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2028	320	353
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2024	500	508
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2026	140	148
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 5/1/2030	230	267
San Diego Unified School Dist., G.O. Green Bonds, 2018 Election, Series 2022-F-2, 5.00% 7/1/2029	810	921
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2016-A-2, 5.00% 5/1/2024	400	406
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-D-2, 5.00% 5/1/2026	1,150	1,217
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2028	145	158
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2029	195	215
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2030	155	173
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 5.00% 6/15/2025	815	847
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-1, 5.00% 6/15/2030	1,100	1,229
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2023-A, 5.00% 11/1/2029	500	570
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Ref. Bonds, Series 2016-A, 5.00% 11/1/2027	1,000	1,073
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	1,040	1,099
San Gabriel Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-B, 0% 8/1/2023	200	200
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	900	931
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 3/1/2026	440	463
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029	1,000	1,018
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 8/1/2025	335	342
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2023	160	160
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2024	170	172
Silicon Valley Clean Water, Wastewater Rev. Bonds, Series 2018, 5.00% 8/1/2028	500	551
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 3/1/2026	1,350	1,226
Southern California Public Power Auth., Rev. Ref. Green Bonds (Linden Wind Energy Project), Series 2020-A, 5.00% 4/1/2024	550	554
Capital Group California Short-Term Municipal Fund — Page 19 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 11/15/2023	USD250	$250
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 4.00% 11/15/2023	660	661
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Noble Creek Apartments), Series 2022-J, 3.50% 8/1/2025 (put 8/1/2024)	1,476	1,468
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Verde), Series 2022-K-1, 3.50% 2/1/2026 (put 2/1/2024)	500	497
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Verde), Series 2022-L-1, 3.50% 3/1/2026 (put 3/1/2024)	500	497
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2024	200	201
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2025	415	423
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 11/1/2043 (preref. 11/1/2024)	1,500	1,534
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 7/1/2026	325	341
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2025	485	499
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2027	850	900
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 8/1/2026	350	356
Torrance Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B-1, 0% 8/1/2023	250	250
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2025	1,500	1,539
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2026	550	572
Tuolumne Wind Project Auth., Rev. Ref. Bonds (Tuolumne Wind Project), Series 2016-A, 5.00% 1/1/2027	670	720
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 8/1/2027	225	239
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 8/1/2023	440	440
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2023	450	450
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	235	233
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	1,160	1,153
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	1,155	1,120
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	580	622
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 12/1/2047	380	377
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048	725	721
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050	1,625	1,578
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052	1,470	1,644
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 12/1/2045	365	362
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 12/1/2028	325	366
West Contra Costa Unified School Dist., G.O. Bonds, Series 2023, BAM insured, 5.00% 8/1/2028	1,000	1,104
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 8/1/2026	640	659
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 8/1/2024	250	254
Westside Union School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 8/1/2027	1,000	874
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2001 Election, Series 2005-B, Assured Guaranty Municipal insured, 0% 9/1/2025	1,000	930
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2026	160	162
Capital Group California Short-Term Municipal Fund — Page 20 of 24

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2027	USD180	$184
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 9/1/2028	200	206
Total bonds, notes & other debt instruments (cost: $106,099,000)		103,845
Short-term securities 6.87% Municipals 6.87%
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 3.35% 7/1/2034[1]	3,000	3,000
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 3.34% 7/1/2049[1]	1,000	1,000
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 3.50% 5/15/2048[1]	2,500	2,500
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2020-O-1, 3.35% 5/15/2045[1]	1,100	1,100
		7,600
Total short-term securities (cost: $7,600,000)		7,600
Total investment securities 100.72% (cost: $113,699,000)		111,445
Other assets less liabilities (0.72%)		(802)
Net assets 100.00%		$110,643
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 7/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	80	9/29/2023	USD8,546	$(144)
10 Year Ultra U.S. Treasury Note Futures	Short	30	9/20/2023	(3,510)	85
					$(59)

[1]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars
Capital Group California Short-Term Municipal Fund — Page 21 of 24

unaudited
Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amounts of futures contracts while held by Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund were $150,109,000 and $23,166,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Private Client Services Funds — Page 22 of 24

unaudited
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of July 31, 2023, are as follows (dollars in thousands):
Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$575,225	$—	$575,225
Short-term securities	—	51,415	—	51,415
Total	$—	$626,640	$—	$626,640

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$818	$—	$—	$818
Liabilities:
Unrealized depreciation on futures contracts	(1,440)	—	—	(1,440)
Total	$(622)	$—	$—	$(622)
*
Futures contracts are not included in the fund’s investment portfolio.
Capital Group California Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$103,845	$—	$103,845
Short-term securities	—	7,600	—	7,600
Total	$—	$111,445	$—	$111,445

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$85	$—	$—	$85
Liabilities:
Unrealized depreciation on futures contracts	(144)	—	—	(144)
Total	$(59)	$—	$—	$(59)
*
Futures contracts are not included in the fund’s investment portfolio.
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unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-380-0923O-S96405
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